Securities - Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	$ 73,774	$ 168,863	$ 586,464	$ 672,266
AFS, Less than 12 months, Gross Unrealized Losses	6,022	8,830	33,528	9,138
AFS, 12 months or longer, Fair Value	1,169,095	1,154,631	752,987	83,592
AFS, 12 months or longer, Gross Unrealized Losses	144,457	135,370	132,297	2,084
AFS, Total Gross Unrealized Losses	150,479	144,200	165,825	11,222
U.S. Treasuries and government agencies
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	0	0	28,399	134,379
AFS, Less than 12 months, Gross Unrealized Losses	0	0	1,131	392
AFS, 12 months or longer, Fair Value	175,397	178,419	146,594	10,082
AFS, 12 months or longer, Gross Unrealized Losses	22,195	19,456	22,030	350
AFS, Total Gross Unrealized Losses	22,195	19,456	23,161	742
Obligations of states and municipalities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	11,245	17,774	128,373	218,099
AFS, Less than 12 months, Gross Unrealized Losses	291	330	12,378	4,938
AFS, 12 months or longer, Fair Value	440,754	444,269	320,287	14,521
AFS, 12 months or longer, Gross Unrealized Losses	82,069	79,248	84,317	780
AFS, Total Gross Unrealized Losses	82,360	79,578	96,695	5,718
Residential mortgage backed - agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	602	616	7,258	48,167
AFS, Less than 12 months, Gross Unrealized Losses	15	10	26	1,153
AFS, 12 months or longer, Fair Value	41,387	42,382	41,975	0
AFS, 12 months or longer, Gross Unrealized Losses	5,335	4,331	4,810	0
AFS, Total Gross Unrealized Losses	5,350	4,341	4,836	1,153
Residential mortgage backed - non-agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	43,562	109,454	204,866	149,640
AFS, Less than 12 months, Gross Unrealized Losses	4,315	7,318	11,822	1,624
AFS, 12 months or longer, Fair Value	251,852	210,963	134,056	31,024
AFS, 12 months or longer, Gross Unrealized Losses	23,113	20,667	14,868	725
AFS, Total Gross Unrealized Losses	27,428	27,985	26,690	2,349
Commercial mortgage backed - agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	1,663	1,688	23,026	33,703
AFS, Less than 12 months, Gross Unrealized Losses	145	124	562	274
AFS, 12 months or longer, Fair Value	33,625	54,441	34,847	6,456
AFS, 12 months or longer, Gross Unrealized Losses	1,352	1,511	1,390	84
AFS, Total Gross Unrealized Losses	1,497	1,635	1,952	358
Commercial mortgage backed - non-agency
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	0	10,970	144,193	36,307
AFS, Less than 12 months, Gross Unrealized Losses	0	136	6,171	321
AFS, 12 months or longer, Fair Value	164,307	160,432	23,374	4,137
AFS, 12 months or longer, Gross Unrealized Losses	7,979	7,278	2,249	15
AFS, Total Gross Unrealized Losses	7,979	7,414	8,420	336
Asset-backed
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	10,411	21,586	43,472	50,005
AFS, Less than 12 months, Gross Unrealized Losses	47	187	815	402
AFS, 12 months or longer, Fair Value	60,100	61,972	50,088	17,372
AFS, 12 months or longer, Gross Unrealized Losses	2,088	2,632	2,399	130
AFS, Total Gross Unrealized Losses	2,135	2,819	3,214	532
Other
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
AFS, Less than 12 months, Fair Value	6,291	6,775	6,877	1,966
AFS, Less than 12 months, Gross Unrealized Losses	1,209	725	623	34
AFS, 12 months or longer, Fair Value	1,673	1,753	1,766	0
AFS, 12 months or longer, Gross Unrealized Losses	326	247	234	0
AFS, Total Gross Unrealized Losses	$ 1,535	$ 972	$ 857	$ 34